Investments in Associates (Details) - Schedule of movement on investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Movement On Investments Abstract
Opening balance	$ 5,693	$ 11,583
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	147	1,358
Adjusted opening balance	5,840	12,941
Share of associated companies’ financial results	(48)	(227)
Investment properties fair value adjustment	257	(7,021)
Share of profit (loss) from associates	209	(7,248)
Ending balance	$ 6,049	$ 5,693